UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	525 Bigham Knoll
		Jacksonville, OR  97530

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     July 26, 2011

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   47

FORM 13F INFORMATION TABLE VALUE TOTAL:   $126,598,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     3808    73649 SH       SOLE                    72874
ARCHER-DANIELS-MID             COM              039483102     2383    79023 SH       SOLE                    78053
AT&T INC                       COM              00206R102     2685    85495 SH       SOLE                    84605
BECTON DICKINSON               COM              075887109     2614    30340 SH       SOLE                    29950
BRISTOL MYERS SQUIBB CO        COM              110122108     2753    95051 SH       SOLE                    94071
CATERPILLAR INC                COM              149123101     3666    34438 SH       SOLE                    34018
CHEVRON CORP                   COM              166764100     3986    38764 SH       SOLE                    38404
CHUBB CORP COM                 COM              171232101     3036    48488 SH       SOLE                    47998
CONOCOPHILLIPS                 COM              20825C104     3039    40418 SH       SOLE                    40028
CONSOLIDATED EDISON COM        COM              209115104     3391    63699 SH       SOLE                    63009
DU PONT E I DE NEMOURS COM     COM              263534109     3951    73099 SH       SOLE                    72229
EMERSON ELECTRIC               COM              291011104     2934    52167 SH       SOLE                    51637
EXXON MOBIL CORP               COM              30231G102     3769    46318 SH       SOLE                    45953
HOME DEPOT, INC.               COM              437076102     2553    70496 SH       SOLE                    69736
HONEYWELL INTL INC COM         COM              438516106     2724    45707 SH       SOLE                    45197
INTEL CORP                     COM              458140100     2607   117625 SH       SOLE                   116420
INTERNATIONAL BUS MACH COM     COM              459200101     4197    24467 SH       SOLE                    24177
JOHNSON & JOHNSON              COM              478160104     2669    40120 SH       SOLE                    39700
KIMBERLY CLARK                 COM              494368103     2230    33504 SH       SOLE                    33134
MCDONALD'S CORP                COM              580135101     3144    37282 SH       SOLE                    36892
MERCK & CO INC COM             COM              58933Y105     2454    69531 SH       SOLE                    68706
MONSANTO CO NEW COM            COM              61166W101     1864    25694 SH       SOLE                    25694
NATIONAL FUEL GAS              COM              636180101     4165    57214 SH       SOLE                    56574
NORDSTROM                      COM              655664100     3269    69646 SH       SOLE                    68936
NORFOLK SOUTHERN CORP COM      COM              655844108      247     3300 SH       SOLE                     3300
NUCOR CORP COM                 COM              670346105     1957    47475 SH       SOLE                    46940
PEPSICO INC                    COM              713448108     2782    39498 SH       SOLE                    39098
PFIZER INC                     COM              717081103      240    11672 SH       SOLE                    11672
PNC FINL SVCS GROUP COM        COM              693475105      286     4800 SH       SOLE                     4800
PROCTER & GAMBLE               COM              742718109     2386    37539 SH       SOLE                    37189
PUBLIC SVC ENTERPRISE COM      COM              744573106      208     6360 SH       SOLE                     6360
SYSCO CORP                     COM              871829107     2196    70417 SH       SOLE                    69537
TEXAS INSTRUMENTS              COM              882508104     3430   104490 SH       SOLE                   103310
UNION PACIFIC                  COM              907818108     3426    32820 SH       SOLE                    32440
UNITED TECHNOLOGIES            COM              913017109     3610    40786 SH       SOLE                    40366
VERIZON COMMUNICATIONS INC     COM              92343V104     2956    79403 SH       SOLE                    78628
ISHARES 1-3 YR CORP            OTHER            464288646     3518    33516 SH       SOLE                    33335
ISHARES TR BARCLYS TIPS BD     OTHER            464287176     1077     9730 SH       SOLE                     9655
ISHARES TR HIGH YLD CORP       OTHER            464288513     1711    18739 SH       SOLE                    18739
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1568    19356 SH       SOLE                    19122
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     1088    13410 SH       SOLE                    13357
VANGUARD INDEX FDS MID CAP ETF OTHER            922908629     2112    26264 SH       SOLE                    26264
VANGUARD INDEX FDS REIT ETF    OTHER            922908553     1755    29203 SH       SOLE                    28923
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     5225   114641 SH       SOLE                   114231
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     3803    62367 SH       SOLE                    62367
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     5704   119211 SH       SOLE                   118852
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1420    26032 SH       SOLE                    26032